Unaudited Statements of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 109,506,711	$ 97,851,754
Accounts receivable and other, net, and derivative financial instruments	198,678,153	200,758,688
Inventories	53,325,822	63,858,930
Equity instruments	1,056,918	1,056,918
Total current assets	362,567,604	363,526,290
Investments in joint ventures, associates and other	16,938,755	16,707,364
Wells, pipelines, properties, plant and equipment-net	1,430,223,825	1,436,509,326
Long-term notes receivables	149,360,776	148,492,909
Deferred taxes	148,325,641	146,192,485
Intangible assets	13,974,430	14,678,640
Other assets	11,316,562	5,895,099
Total assets	2,132,707,594	2,132,002,114
Current liabilities
Short-term debt and current portion of long-term debt	167,102,088	157,209,467
Other current liabilities	203,915,971	231,917,718
Total current liabilities	371,018,059	389,127,185
Long-term debt	1,903,230,338	1,880,665,604
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,405,294,460	1,364,561,710
Total liabilities	3,679,542,857	3,634,354,499
Equity (deficit), net	(1,546,835,263)	(1,502,352,385)
Total liabilities and equity	2,132,707,594	2,132,002,114
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents	52,931,909	46,959,103
Accounts receivable and other, net, and derivative financial instruments	39,696,739	83,119,394
Accounts receivable-inter-company	378,060,991	311,148,593
Inventories	668,489	509,375
Total current assets	471,358,128	441,736,465
Long-term receivables-inter-company	1,843,192,796	1,823,276,758
Investments in joint ventures, associates and other	(467,764,855)	(465,832,399)
Wells, pipelines, properties, plant and equipment-net	11,570,639	12,444,376
Long-term notes receivables	148,338,390	147,286,367
Deferred taxes	58,529,650	59,691,528
Intangible assets	2,222,341	2,162,151
Other assets	101,178	47,428
Total assets	2,067,548,267	2,020,812,674
Current liabilities
Short-term debt and current portion of long-term debt	160,458,711	137,947,110
Accounts payable-inter-company	1,285,827,366	1,240,490,891
Other current liabilities	20,714,827	23,435,614
Total current liabilities	1,467,000,904	1,401,873,615
Long-term debt	1,844,751,628	1,824,829,579
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	303,191,052	297,028,436
Total liabilities	3,614,943,585	3,523,731,630
Equity (deficit), net	(1,547,395,317)	(1,502,918,956)
Total liabilities and equity	2,067,548,268	2,020,812,674
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents	15,070,363	18,815,345
Accounts receivable and other, net, and derivative financial instruments	93,412,674	38,105,354
Accounts receivable-inter-company	1,228,780,693	1,380,100,592
Inventories	24,335,505	32,357,125
Total current assets	1,361,599,235	1,469,378,416
Long-term receivables-inter-company	285	285
Investments in joint ventures, associates and other	142,210	82,668
Wells, pipelines, properties, plant and equipment-net	1,367,774,464	1,370,974,060
Long-term notes receivables	1,022,386	1,206,542
Deferred taxes	87,549,008	84,443,897
Intangible assets	10,220,547	11,220,993
Other assets	7,167,137	2,713,648
Total assets	2,835,475,273	2,940,020,509
Current liabilities
Short-term debt and current portion of long-term debt	4,723,739	5,386,564
Accounts payable-inter-company	304,226,722	434,556,688
Other current liabilities	143,105,504	157,589,107
Total current liabilities	452,055,965	597,532,359
Long-term debt	38,842,442	40,262,391
Long-term payables-inter-company	1,847,555,256	1,830,150,615
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,086,743,670	1,057,191,286
Total liabilities	3,425,197,332	3,525,136,651
Equity (deficit), net	(589,722,059)	(585,116,142)
Total liabilities and equity	2,835,475,273	2,940,020,509
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents	41,504,439	32,077,306
Accounts receivable and other, net, and derivative financial instruments	65,568,740	79,533,940
Accounts receivable-inter-company	83,037,012	86,354,837
Inventories	28,321,828	30,992,430
Equity instruments	1,056,918	1,056,918
Total current assets	219,488,937	230,015,431
Long-term receivables-inter-company	3,163,063	3,597,880
Investments in joint ventures, associates and other	16,783,530	16,611,681
Wells, pipelines, properties, plant and equipment-net	50,878,722	53,090,890
Deferred taxes	2,246,983	2,057,060
Intangible assets	1,531,543	1,295,496
Other assets	4,048,247	3,134,024
Total assets	298,141,025	309,802,462
Current liabilities
Short-term debt and current portion of long-term debt	1,919,638	13,875,793
Accounts payable-inter-company	92,543,533	93,140,905
Other current liabilities	40,095,640	50,892,997
Total current liabilities	134,558,811	157,909,695
Long-term debt	19,636,268	15,573,634
Long-term payables-inter-company	6,081,963	6,139,845
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	15,359,738	10,341,988
Total liabilities	175,636,780	189,965,162
Equity (deficit), net	122,504,245	119,837,300
Total liabilities and equity	298,141,025	309,802,462
Eliminations [member]
Current assets
Accounts receivable-inter-company	(1,689,878,696)	(1,777,604,022)
Total current assets	(1,689,878,696)	(1,777,604,022)
Long-term receivables-inter-company	(1,846,356,144)	(1,826,874,923)
Investments in joint ventures, associates and other	467,777,869	465,845,414
Total assets	(3,068,456,971)	(3,138,633,531)
Current liabilities
Accounts payable-inter-company	(1,682,597,622)	(1,768,188,484)
Total current liabilities	(1,682,597,622)	(1,768,188,484)
Long-term payables-inter-company	(1,853,637,218)	(1,836,290,460)
Total liabilities	(3,536,234,840)	(3,604,478,944)
Equity (deficit), net	467,777,869	465,845,413
Total liabilities and equity	$ (3,068,456,971)	$ (3,138,633,531)